Loans and Leases and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2013
Loans / Leases and Allowance for Credit Losses [Abstract]
Loans / Leases AND ALLOWANCE FOR CREDIT LOSSES

3. Loans and Leases AND ALLOWANCE FOR CREDIT LOSSES

Loans and leases for which Huntington has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Except for loans which are accounted for at fair value, loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs and net of unearned income. At December 31, 2013 and 2012, the aggregate amount of these net unamortized deferred loan origination fees and net unearned income was $192.9 million and $174.5 million, respectively.

Loan and Lease Portfolio Composition

The table below summarizes the Company's primary portfolios. For ACL purposes, these portfolios are further disaggregated into classes which are also summarized in the table below.

Portfolio	Class

Commercial and industrial	Owner occupied
Purchased credit-impaired
Other commercial and industrial

Commercial real estate	Retail properties
Multi family
Office
Industrial and warehouse
Purchased credit-impaired
Other commercial real estate

Automobile	NA (1)

Home equity	Secured by first-lien
Secured by junior-lien

Residential mortgage	Residential mortgage
Purchased credit-impaired

Other consumer	Other consumer
Purchased credit-impaired

(1) Not applicable. The automobile loan portfolio is not further segregated into classes.

Effective December 31, 2013 approximately $600.4 million of direct purchase municipal instruments were reclassified from C&I loans to available-for-sale securities.

Direct Financing Leases

Huntington's loan and lease portfolio includes lease financing receivables consisting of direct financing leases on equipment, which are included in C&I loans. Lease financing receivables at December 31, 2012 also included a minimal amount of automobile leases, which were included in Consumer loans. Net investments in lease financing receivables by category at December 31, 2013 and 2012 were as follows:

		At December 31,
(dollar amounts in thousands)		2013	2012

Commercial and industrial:
Lease payments receivable		$1,426,928	$1,477,296
Estimated residual value of leased assets		409,184	332,369
Gross investment in commercial lease financing receivables		1,836,112	1,809,665
Net deferred origination costs		3,105	2,805
Unearned income		(165,052)	(142,904)
Total net investment in commercial lease financing receivables		$1,674,165	$1,669,566

Consumer:
Total net investment in consumer lease financing receivables	$	---	$615

The future lease rental payments due from customers on direct financing leases at December 31, 2013, totaled $1.4 billion and were as follows: $0.6 billion in 2014, $0.3 billion in 2015, $0.2 billion in 2016, $0.1 billion in 2017, $0.1 billion in 2018, and $0.1 thereafter.

Fidelity Bank acquisition

On March 30, 2012, Huntington acquired the loans of Fidelity Bank located in Dearborn, Michigan from the FDIC. Under the agreement, loans were transferred to Huntington and recorded at fair value in accordance with applicable accounting guidance, ASC 805. The fair values for the loans were estimated using discounted cash flow analyses using interest rates currently being offered for loans with similar terms (Level 3), and reflected an estimate of probable losses and the credit risk associated with the loans.

Purchased Credit-Impaired Loans

The fair values for purchased credit-impaired loans were estimated using discounted cash flow analyses, including interest rates currently being offered for loans with similar terms (Level 3) and prepayment assumptions. This value was reduced by an estimate of probable losses and the credit risk associated with the loans.

The following table presents a rollforward of the accretable yield for the year ended December 31, 2013 and 2012:

(dollar amounts in thousands)	2013	2012
Balance at January 1,	$23,251	$	---
Impact of acquisition on March 30, 2012	---		27,586
Adjustments resulting from changes in purchase price allocation	---		3,625
Accretion	(15,931)		(7,960)
Reclassification from nonaccretable difference	20,675		---
Balance at December 31,	$27,995		$23,251

The allowance for loan losses recorded on the purchased credit-impaired loan portfolio at December 31, 2013 and 2012 was $2.4 million and none, respectively. The following table reflects the ending and unpaid balances of all contractually required payments and carrying amounts of the acquired loans at December 31, 2013 and December 31, 2012:

	December 31, 2013		December 31, 2012
(in thousands)	Ending Balance	Unpaid Balance	Ending Balance	Unpaid Balance
Commercial and industrial	$35,526	$50,798	$54,472	$80,294
Commercial real estate	82,073	154,869	126,923	226,093
Residential mortgage	2,498	3,681	2,243	4,104
Other consumer	129	219	140	245
Total	$120,226	$209,567	$183,778	$310,736

Loan Purchases and Sales

The following table summarizes significant portfolio loan purchase and sale activity for the years ended December 31, 2013, and 2012.

	Commercial	Commercial			Home	Residential	Other
	and Industrial	Real Estate	Automobile		Equity	Mortgage	Consumer	Total
(dollar amounts in thousands)

Portfolio loans purchased during the:
Year ended December 31, 2013	$109,723	$ ---	$	---	$ ---	$ ---	$ ---	$109,723
Year ended December 31, 2012	568,467	378,122		---	13,025	62,324	85	1,022,023

Portfolio loans sold or transferred to loans held for sale during the:
Year ended December 31, 2013	225,930	4,767		---	---	205,334	---	436,031
Year ended December 31, 2012	238,121	74,703		2,783,748	---	389,603	---	3,486,175

In 2012, $2.3 billion automobile loans were securitized with the resulting residual sold. In 2013, Huntington did not securitize any automobile loans. The securitizations were treated as a sale.

NALs and Past Due Loans

The following table presents NALs by loan class for the years ended December 31, 2013 and 2012 (1):

		December 31,
(dollar amounts in thousands)		2013		2012

Commercial and industrial:
Owner occupied		$38,321		$53,009
Other commercial and industrial		18,294		37,696
Total commercial and industrial		$56,615		$90,705

Commercial real estate:
Retail properties		$27,328		$31,791
Multi family		9,289		19,765
Office		18,995		30,341
Industrial and warehouse		6,310		6,841
Other commercial real estate		11,495		38,390
Total commercial real estate		$73,417		$127,128

Automobile		$6,303		$7,823

Home equity:
Secured by first-lien		$36,288		$27,091
Secured by junior-lien		29,901		32,434
Total home equity		$66,189		$59,525

Residential mortgage:
Residential mortgage		$119,532		$122,452
Total residential mortgages		$119,532		$122,452

Other consumer:
Other consumer	$	---	$	---
Total nonaccrual loans		$322,056		$407,633

(1)	December 31, 2013 and 2012, amounts included $75.5 million and $60.1 million related to Chapter 7 bankruptcy loans.

The amount of interest that would have been recorded under the original terms for total NAL loans was $23.4 million, $40.4 million, and $38.4 million for 2013, 2012, and 2011, respectively. The total amount of interest recorded to interest income for these loans was $5.0 million, $4.8 million, and $5.1 million in 2013, 2012, and 2011, respectively.

The following table presents an aging analysis of loans and leases for the years ended December 31, 2013 and 2012 (1):

December 31, 2013
							90 or more
(dollar amounts in thousands)	Past Due					Total Loans	days past due
	30-59 days	60-89 days	90 or more days	Total	Current	and Leases	and accruing

Commercial and industrial:
Owner occupied	$5,935	$1,879	$25,658	$33,472	$4,314,400	$4,347,872	$ ---
Purchased credit-impaired	241	433	14,562	15,236	20,290	35,526	14,562(2)
Other commercial and industrial	10,342	3,075	11,210	24,627	13,186,251	13,210,878	---
Total commercial and industrial	$16,518	$5,387	$51,430	$73,335	$17,520,941	$17,594,276	$14,562

Commercial real estate:
Retail properties	$19,372	$1,228	$5,252	$25,852	$1,237,717	$1,263,569	$ ---
Multi family	2,425	943	6,726	10,094	1,015,497	1,025,591	---
Office	1,635	545	12,700	14,880	927,413	942,293	---
Industrial and warehouse	465	3,714	4,395	8,574	464,319	472,893	---
Purchased credit-impaired	1,311	---	39,142	40,453	41,620	82,073	39,142(2)
Other commercial real estate	5,922	1,134	7,192	14,248	1,049,427	1,063,675	---
Total commercial real estate	$31,130	$7,564	$75,407	$114,101	$4,735,993	$4,850,094	$39,142

Automobile	$45,174	$8,863	$5,140	$59,177	$6,579,536	$6,638,713	$5,055

Home equity:
Secured by first-lien	$20,551	$8,746	$28,472	$57,769	$4,784,375	$4,842,144	$6,338
Secured by junior-lien	28,965	13,071	31,392	73,428	3,420,746	3,494,174	7,645
Total home equity	$49,516	$21,817	$59,864	$131,197	$8,205,121	$8,336,318	$13,983

Residential mortgage
Residential mortgage	$101,584	$41,784	$158,956	$302,324	$5,016,266	$5,318,590	$90,115(3)
Purchased credit-impaired	194	---	339	533	1,965	2,498	339(2)
Total residential mortgage	$101,778	$41,784	$159,295	$302,857	$5,018,231	$5,321,088	$90,454

Other consumer
Other consumer	$6,465	$1,276	$998	$8,739	$371,143	$379,882	$998
Purchased credit-impaired	69	---	---	69	60	129	---(2)
Total other consumer	$6,534	$1,276	$998	$8,808	$371,203	$380,011	$998

Total loans and leases	$250,650	$86,691	$352,134	$689,475	$42,431,025	$43,120,500	$164,194

December 31, 2012
							90 or more
(dollar amounts in thousands)	Past Due					Total Loans	days past due
	30-59 days	60-89 days	90 or more days	Total	Current	and Leases	and accruing

Commercial and industrial:
Owner occupied	$11,409	$6,302	$31,997	$49,708	$4,236,211	$4,285,919	$ ---
Purchased credit-impaired	986	3,533	26,648	31,167	23,305	54,472	26,648(2)
Other commercial and industrial	20,273	4,211	14,786	39,270	12,591,028	12,630,298	---
Total commercial and industrial	$32,668	$14,046	$73,431	$120,145	$16,850,544	$16,970,689	$26,648

Commercial real estate:
Retail properties	$3,459	$4,203	$9,677	$17,339	$1,413,520	$1,430,859	$ ---
Multi family	7,961	1,314	12,062	21,337	963,063	984,400	---
Office	1,054	2,415	23,335	26,804	909,310	936,114	---
Industrial and warehouse	6,597	118	5,433	12,148	584,754	596,902	---
Purchased credit-impaired	556	1,751	56,660	58,967	67,956	126,923	56,660(2)
Other commercial real estate	2,725	2,192	25,463	30,380	1,293,662	1,324,042	---
Total commercial real estate	$22,352	$11,993	$132,630	$166,975	$5,232,265	$5,399,240	$56,660

Automobile	$36,267	$7,803	$4,438	$48,508	$4,585,312	$4,633,820	$4,418

Home equity:
Secured by first-lien	$26,288	$9,992	$28,322	$64,602	$4,315,985	$4,380,587	$5,202
Secured by junior-lien	34,365	16,553	35,150	86,068	3,868,687	3,954,755	12,998
Total home equity	60,653	$26,545	$63,472	$150,670	$8,184,672	$8,335,342	$18,200

Residential mortgage
Residential mortgage	118,582	$44,747	$164,035	$327,364	$4,640,065	$4,967,429	$92,925(4)
Purchased credit-impaired	58	---	609	667	1,576	2,243	609(2)
Total residential mortgage	$118,640	$44,747	$164,644	$328,031	$4,641,641	$4,969,672	$93,534

Other consumer
Other consumer	7,431	$2,117	$1,672	$11,220	$408,302	$419,522	$1,672
Purchased credit-impaired	---	76	---	76	64	140	---(2)
Total other consumer	$7,431	$2,193	$1,672	$11,296	$408,366	$419,662	$1,672

Total loans and leases	$278,011	$107,327	$440,287	$825,625	$39,902,800	$40,728,425	$201,132

(1)		NALs are included in this aging analysis based on the loan's past due status.
(2)		All amounts represent accruing purchased credit-impaired loans related to the FDIC-assisted Fidelity Bank acquisition. Under the applicable accounting guidance (ASC-310-30), the loans were recorded at fair value upon acquisition and remain in accruing status.
(3)		Includes $87,985 thousand guaranteed by the U.S. government.
(4)		Includes $90,816 thousand guaranteed by the U.S. government.

Allowance for Credit Losses

The ACL is increased through recoveries and the provision for credit losses that is charged to earnings, based on Management's quarterly evaluation, and is reduced by NCOs and the ACL associated with securitized or sold loans. There were no material changes in assumptions or estimation techniques compared with prior periods that impacted the determination of the current period's ALLL and AULC.

The following table presents ALLL and AULC activity by portfolio segment for the years ended December 31, 2013, 2012, and 2011:

	Commercial	Commercial			Home	Residential	Other
	and Industrial	Real Estate	Automobile		Equity	Mortgage	Consumer	Total
(dollar amounts in thousands)

Year ended December 31, 2013:

ALLL balance, beginning of period	$241,051	$285,369		$34,979	$118,764	$61,658	$27,254	$769,075
Loan charge-offs	(45,904)	(69,512)		(23,912)	(98,184)	(34,236)	(34,568)	(306,316)
Recoveries of loans previously charged-off	29,514	44,658		13,375	15,921	7,074	7,108	117,650
Provision for loan and lease losses	41,140	(97,958)		6,611	74,630	5,417	37,957	67,797
Allowance for loans sold or transferred to loans held for sale	---	---		---	---	(336)	---	(336)
ALLL balance, end of period	$265,801	$162,557		$31,053	$111,131	$39,577	$37,751	$647,870

AULC balance, beginning of period	$33,868	$4,740	$	---	$1,356	$3	$684	$40,651
Provision for unfunded loan commitments and letters of credit	15,728	5,151		---	407	6	956	22,248
AULC balance, end of period	$49,596	$9,891	$	---	$1,763	$9	$1,640	$62,899
ACL balance, end of period	$315,397	$172,448		$31,053	$112,894	$39,586	$39,391	$710,769

(dollar amounts in thousands)

Year ended December 31, 2012:

ALLL balance, beginning of period	$275,367	$388,706		$38,282	$143,873	$87,194	$31,406	$964,828
Loan charge-offs	(101,475)	(118,051)		(26,070)	(124,286)	(52,228)	(33,090)	(455,200)
Recoveries of loans previously charged-off	37,227	39,622		16,628	7,907	4,305	7,049	112,738
Provision for loan and lease losses	29,932	(24,908)		12,964	91,270	24,046	21,889	155,193
Allowance for loans sold or transferred to loans held for sale	---	---		(6,825)	---	(1,659)	---	(8,484)
ALLL balance, end of period	$241,051	$285,369		$34,979	$118,764	$61,658	$27,254	$769,075

AULC balance, beginning of period	$39,658	$5,852	$	---	$2,134	$1	$811	$48,456
Provision for unfunded loan commitments and letters of credit	(5,790)	(1,112)		---	(778)	2	(127)	(7,805)
AULC balance, end of period	$33,868	$4,740	$	---	$1,356	$3	$684	$40,651
ACL balance, end of period	$274,919	$290,109		$34,979	$120,120	$61,661	$27,938	$809,726

(dollar amounts in thousands)
Year Ended December 31, 2011:

ALLL balance, beginning of period	$340,614	$588,251		$49,488	$150,630	$93,289	$26,736	$1,249,008
Loan charge-offs	(134,385)	(182,759)		(33,593)	(109,427)	(65,069)	(32,520)	(557,753)
Recoveries of loans previously charged-off	44,686	34,658		18,526	7,630	8,388	6,776	120,664
Provision for loan and lease losses	24,452	(51,444)		17,042	95,040	52,226	30,414	167,730
Allowance for loans sold or transferred to loans held for sale	---	---		(13,181)	---	(1,640)	---	(14,821)
ALLL balance, end of period	$275,367	$388,706		$38,282	$143,873	$87,194	$31,406	$964,828
AULC balance, beginning of period	$32,726	$6,158	$	---	$2,348	$1	$894	$42,127
Provision for unfunded loan commitments and letters-of-credit	6,932	(306)		---	(214)	---	(83)	6,329
AULC balance, end of period	39,658	5,852		---	2,134	1	811	48,456
ACL balance, end of period	$315,025	$394,558		$38,282	$146,007	$87,195	$32,217	$1,013,284

Credit Quality Indicators

To facilitate the monitoring of credit quality for C&I and CRE loans, and for purposes of determining an appropriate ACL level for these loans, Huntington utilizes the following categories of credit grades:

Pass -               Higher quality loans that do not fit any of the other categories described below.

OLEM -        The credit risk may be relatively minor yet represent a risk given certain specific circumstances. If the potential weaknesses are not monitored or mitigated, the loan may weaken or the collateral may be inadequate to protect Huntington's position in the future. For these reasons, Huntington considers the loans to be potential problem loans.

Substandard -        Inadequately protected loans by the borrower's ability to repay, equity, and/or the collateral pledged to secure the loan. These loans have identified weaknesses that could hinder normal repayment or collection of the debt. It is likely Huntington will sustain some loss if any identified weaknesses are not mitigated.

Doubtful -        Loans that have all of the weaknesses inherent in those loans classified as Substandard, with the added elements of the full collection of the loan is improbable and that the possibility of loss is high.

The categories above, which are derived from standard regulatory rating definitions, are assigned upon initial approval of the loan or lease and subsequently updated as appropriate.

Commercial loans categorized as OLEM, Substandard, or Doubtful are considered Criticized loans. Commercial loans categorized as Substandard or Doubtful are also considered Classified loans.

For all classes within all consumer loan portfolios, each loan is assigned a specific PD factor that is partially based on the borrower's most recent credit bureau score (FICO), which we update quarterly. A FICO credit bureau score is a credit score developed by Fair Isaac Corporation based on data provided by the credit bureaus. The FICO credit bureau score is widely accepted as the standard measure of consumer credit risk used by lenders, regulators, rating agencies, and consumers. The higher the FICO credit bureau score, the higher likelihood of repayment and therefore, an indicator of higher credit quality.

Huntington assesses the risk in the loan portfolio by utilizing numerous risk characteristics.  The classifications described above, and also presented in the table below, represent one of those characteristics that are closely monitored in the overall credit risk management processes. The table below also shows an increase in FICO scores less than 650 for the automobile portfolio. This increase is proportional to growth in the portfolio and does not reflect a deterioration in asset quality for the portfolio, as other risk characteristics mitigate any increased level of risk associated with the FICO score distribution.

The following table presents each loan and lease class by credit quality indicator for the years ended December 31, 2013 and 2012:

	December 31, 2013
	Credit Risk Profile by UCS classification
(dollar amounts in thousands)	Pass	OLEM	Substandard	Doubtful	Total
Commercial and industrial:
Owner occupied	$4,052,579	$130,645	$155,994	$8,654	$4,347,872
Purchased impaired	5,015	661	27,693	2,157	35,526
Other commercial and industrial	12,630,512	211,860	364,343	4,163	13,210,878
Total commercial and industrial	$16,688,106	$343,166	$548,030	$14,974	$17,594,276

Commercial real estate:
Retail properties	$1,153,747	$16,003	$93,819	$ ---	$1,263,569
Multi family	972,526	16,540	36,411	114	1,025,591
Office	847,411	4,866	87,722	2,294	942,293
Industrial and warehouse	431,057	14,138	27,698	---	472,893
Purchased impaired	13,127	3,586	62,577	2,783	82,073
Other commercial real estate	977,987	16,270	68,653	765	1,063,675
Total commercial real estate	$4,395,855	$71,403	$376,880	$5,956	$4,850,094

	Credit Risk Profile by FICO score (1)
	750+	650-749	<650	Other (2)	Total
Automobile	$2,987,323	$2,517,756	$945,604	$188,030	$6,638,713

Home equity:
Secured by first-lien	$3,018,784	$1,412,445	$299,681	$111,234	$4,842,144
Secured by junior-lien	1,811,102	1,213,024	413,695	56,353	3,494,174
Total home equity	$4,829,886	$2,625,469	$713,376	$167,587	$8,336,318

Residential mortgage:
Residential mortgage	$2,837,590	$1,710,183	$699,541	$71,276	$5,318,590
Purchased impaired	588	989	921	---	2,498
Total residential mortgage	$2,838,178	$1,711,172	$700,462	$71,276	$5,321,088

Other consumer
Other consumer	$161,858	$157,675	$45,370	$14,979	$379,882
Purchased impaired	---	60	69	---	129
Total other consumer loans	$161,858	$157,735	$45,439	$14,979	$380,011

	December 31, 2012
	Credit Risk Profile by UCS classification
(dollar amounts in thousands)	Pass	OLEM	Substandard	Doubtful	Total
Commercial and industrial:
Owner occupied	$3,970,597	$108,731	$205,822	$769	$4,285,919
Purchased impaired	1,663	6,555	46,254	---	54,472
Other commercial and industrial	12,146,017	145,111	337,805	1,365	12,630,298
Total commercial and industrial	$16,118,277	$260,397	$589,881	$2,134	$16,970,689

Commercial real estate:
Retail properties	$1,184,987	$63,976	$181,896	$ ---	$1,430,859
Multi family	902,616	24,098	57,548	138	984,400
Office	826,533	26,488	83,093	---	936,114
Industrial and warehouse	540,484	15,132	41,286	---	596,902
Purchased impaired	10,052	18,085	98,786	---	126,923
Other commercial real estate	1,177,213	43,454	103,262	113	1,324,042
Total commercial real estate	$4,641,885	$191,233	$565,871	$251	$5,399,240

	Credit Risk Profile by FICO score (1)
	750+	650-749	<650	Other (2)	Total
Automobile	$2,233,439	$1,900,824	$682,518	$117,039	$4,933,820(3)

Home equity:
Secured by first-lien	2,618,888	1,345,621	357,019	59,059	4,380,587
Secured by junior-lien	2,046,143	1,375,636	491,226	41,750	3,954,755
Total home equity	$4,665,031	$2,721,257	$848,245	$100,809	$8,335,342

Residential mortgage:
Residential mortgage	2,561,210	1,673,485	711,750	20,984	4,967,429
Purchased impaired	373	1,303	567	---	2,243
Total residential mortgage	2,561,583	$1,674,788	$712,317	$20,984	$4,969,672

Other consumer
Other consumer	169,792	167,389	59,815	22,526	419,522
Purchased impaired	---	93	47	---	140
Total other consumer loans	169,792	$167,482	$59,862	$22,526	$419,662

(1)	Reflects currently updated customer credit scores.
(2)	Reflects deferred fees and costs, loans in process, loans to legal entities, etc.
(3)	Includes $0.3 billion of loans reflected as loans held for sale.

Impaired Loans

A loan is considered to be impaired when, based on current information and events, it is probable that not all amounts due according to the contractual terms of the loan agreement will be collected. The following tables present the balance of the ALLL attributable to loans by portfolio segment individually and collectively evaluated for impairment and the related loan and lease balance for the years ended December 31, 2013, and 2012 (1):

	Commercial	Commercial					Residential	Other
(dollar amounts in thousands)	and Industrial	Real Estate	Automobile		Home Equity		Mortgage	Consumer	Total

ALLL at December 31, 2013:

Portion of ALLL balance:

Attributable to purchased credit-impaired loans	$2,404	$ ---	$	---	$	---	$36	$ ---	$2,440
Attributable to loans individually evaluated for impairment	6,129	34,935		682		8,003	10,555	136	60,440
Attributable to loans collectively evaluated for impairment	257,268	127,622		30,371		103,128	28,986	37,615	584,990
Total ALLL balance	$265,801	$162,557		$31,053		$111,131	$39,577	$37,751	$647,870

Loans and Leases at December 31, 2013:

Portion of loan and lease ending balance:

Attributable to purchased credit-impaired loans	$35,526	$82,073	$	---	$	---	$2,498	$129	$120,226
Individually evaluated for impairment	108,316	268,362		37,084		208,981	387,937	1,041	1,011,721
Collectively evaluated for impairment	17,450,434	4,499,659		6,601,629		8,127,337	4,930,653	378,841	41,988,553
Total loans evaluated for impairment	$17,594,276	$4,850,094		$6,638,713		$8,336,318	$5,321,088	$380,011	$43,120,500

Portion of ending balance:
With allowance assigned to the loan and lease balances	$126,626	$187,836		$37,084		$208,981	$390,435	$1,041	$952,003
With no allowance assigned to the loan and lease balances	17,216	162,599		---		---	---	129	179,944
Total	$143,842	$350,435		$37,084		$208,981	$390,435	$1,170	$1,131,947

Average balance of impaired loans	$166,173	$365,053		$39,861		$162,170	$379,815	$2,248	$1,115,320
ALLL on impaired loans	8,533	34,935		682		8,003	10,591	136	62,880

ALLL at December 31, 2012:
(dollar amounts in thousands)

Portion of ending balance:

Attributable to loans individually evaluated for impairment	11,694	31,133		1,446		4,783	14,176	213	63,445
Attributable to loans collectively evaluated for impairment	229,357	254,236		33,533		113,981	47,482	27,041	705,630
Total ALLL balance	$241,051	$285,369		$34,979		$118,764	$61,658	$27,254	$769,075

Loans and Leases at December 31, 2012:
(dollar amounts in thousands)

Portion of ending balance:

Attributable to purchased credit-impaired loans	$54,472	$126,923	$	---	$	---	$2,243	$140	$183,778
Individually evaluated for impairment	119,535	298,891		43,607		117,532	374,526	2,657	956,748
Collectively evaluated for impairment	16,796,682	4,973,426		4,590,213		8,217,810	4,592,903	416,865	39,587,899
Total loans evaluated for impairment	$16,970,689	$5,399,240		$4,633,820		$8,335,342	$4,969,672	$419,662	$40,728,425

Portion of ending balance:
With allowance assigned to the loan and lease balances	$86,644	$193,413		$43,607		$117,532	$374,526	$2,657	$818,379
With no allowance assigned to the loan and lease balances	87,363	232,401		---		---	2,243	140	322,147
Total	$174,007	$425,814		$43,607		$117,532	$376,769	$2,797	$1,140,526

Average balance of impaired loans	$179,692	$474,362		$39,139		$79,523	$348,727	$4,448	$1,125,891
ALLL on impaired loans	11,694	31,133		1,446		4,783	14,176	213	63,445

The following tables present by class the ending, unpaid principal balance, and the related ALLL, along with the average balance and interest income recognized only for loans and leases individually evaluated for impairment and purchased credit-impaired loans for the years ended December 31, 2013 and 2012 (1), (2):

							Year Ended
	December 31, 2013						December 31, 2013
			Unpaid						Interest
	Ending		Principal		Related		Average		Income
(dollar amounts in thousands)	Balance		Balance (5)		Allowance		Balance		Recognized

With no related allowance recorded:
Commercial and industrial:
Owner occupied		$5,332		$5,373	$	---		$4,473		$172
Purchased credit-impaired		---		---		---		---		---
Other commercial and industrial		11,884		15,031		---		13,117		640
Total commercial and industrial		$17,216		$20,404	$	---		$17,590		$812

Commercial real estate:
Retail properties		$55,773		$64,780	$	---		$46,764		$2,450
Multi family		---		---		---		3,627		220
Office		9,069		13,721		---		12,151		1,161
Industrial and warehouse		9,682		10,803		---		10,586		595
Purchased credit-impaired		82,073		154,869		---		104,513		10,875
Other commercial real estate		6,002		6,924		---		7,954		434
Total commercial real estate		$162,599		$251,097	$	---		$185,595		$15,735

Automobile	$	---	$	---	$	---	$	---	$	---

Home equity:
Secured by first-lien	$	---	$	---	$	---	$	---	$	---
Secured by junior-lien		---		---		---		---		---
Total home equity	$	---	$	---	$	---	$	---	$	---

Residential mortgage:
Residential mortgage	$	---	$	---	$	---	$	---	$	---
Purchased credit-impaired		---		---		---		---		---
Total residential mortgage	$	---	$	---	$	---	$	---	$	---

Other consumer:
Other consumer	$	---	$	---	$	---	$	---	$	---
Purchased credit-impaired		129		219		---		137		17
Total other consumer		$129		$219	$	---		$137		$17

With an allowance recorded:
Commercial and industrial: (3)
Owner occupied		$40,271		$52,810		$3,421		$41,469		$1,390
Purchased credit-impaired		35,526		50,798		2,404		47,442		4,708
Other commercial and industrial		50,829		64,497		2,708		59,672		3,242
Total commercial and industrial		$126,626		$168,105		$8,533		$148,583		$9,340

Commercial real estate: (4)
Retail properties		$72,339		$93,395		$5,984		$64,414		$1,936
Multi family		13,484		15,408		1,944		14,922		651
Office		50,307		54,921		9,927		48,113		1,808
Industrial and warehouse		9,162		10,561		808		15,322		541
Purchased credit-impaired		---		---		---		---		---
Other commercial real estate		42,544		50,960		16,272		36,687		1,547
Total commercial real estate		$187,836		$225,245		$34,935		$179,458		$6,483

Automobile		$37,084		$38,758		$682		$39,861		$2,955

Home equity:
Secured by first-lien		$110,024		$116,846		$2,396		$96,184		$4,116
Secured by junior-lien		98,957		143,967		5,607		65,986		3,379
Total home equity		$208,981		$260,813		$8,003		$162,170		$7,495

Residential mortgage: (6)
Residential mortgage		$387,937		$427,924		$10,555		$377,530		$11,752
Purchased credit-impaired		2,498		3,681		36		2,285		331
Total residential mortgage		$390,435		$431,605		$10,591		$379,815		$12,083

Other consumer:
Other consumer		$1,041		$1,041		$136		$2,111		$116
Purchased credit-impaired		---		---		---		---		---
Total other consumer		$1,041		$1,041		$136		$2,111		$116

(dollar amounts in thousands)								Year Ended
		December 31, 2012						December 31, 2012
				Unpaid						Interest
		Ending		Principal		Related		Average		Income
		Balance		Balance (5)		Allowance		Balance		Recognized

With no related allowance recorded:
	Commercial and Industrial:
	Owner occupied		$1,050		$1,091	$	---		$4,246		$77
	Purchased credit-impaired		54,472		80,294		---		57,602		2,359
	Other commercial and industrial		31,841		54,520		---		11,922		555
	Total commercial and industrial		$87,363		$135,905	$	---		$73,770		$2,991

	Commercial real estate:
	Retail properties		$54,216		$56,569	$	---		$51,939		$2,758
	Multi family		5,719		5,862		---		5,631		353
	Office		20,051		24,843		---		6,734		405
	Industrial and warehouse		15,013		17,476		---		9,877		501
	Purchased credit-impaired		126,923		226,093		---		141,278		5,497
	Other commercial real estate		10,479		10,728		---		15,125		501
	Total commercial real estate		$232,401		$341,571	$	---		$230,584		$10,015

	Automobile	$	---	$	---	$	---	$	---	$	---

	Home equity:
	Secured by first-lien	$	---	$	---	$	---	$	---	$	---
	Secured by junior-lien		---		---		---		---		---
	Total home equity	$	---	$	---	$	---	$	---	$	---

	Residential mortgage:
	Residential mortgage	$	---	$	---	$	---	$	---	$	---
	Purchased credit-impaired		2,243		4,104		---		3,521		97
	Total residential mortgage		$2,243		$4,104	$	---		$3,521		$97

	Other consumer:
	Other consumer	$	---	$	---	$	---	$	---	$	---
	Purchased credit-impaired		140		245		---		622		6
	Total other consumer		$140		$245	$	---		$622		$6

With an allowance recorded:
	Commercial and Industrial: (3)
	Owner occupied		$46,266		$56,925		$5,730		$40,029		$1,327
	Other commercial and industrial		40,378		52,996		5,964		65,893		2,304
	Total commercial and industrial		$86,644		$109,921		$11,694		$105,922		$3,631

	Commercial real estate: (4)
	Retail properties		$65,004		$73,000		$8,144		$107,842		$4,730
	Multi family		17,410		18,531		2,662		27,953		1,371
	Office		40,375		45,164		9,214		18,751		379
	Industrial and warehouse		22,450		25,374		1,092		24,454		717
	Other commercial real estate		48,174		63,148		10,021		64,778		2,413
	Total commercial real estate		$193,413		$225,217		$31,133		$243,778		$9,610

	Automobile		$43,607		$44,790		$1,446		$39,139		$3,382

	Home equity loans and lines-of-credit:
	Secured by first-lien		$76,258		$80,831		$1,329		$54,898		$2,651
	Secured by junior-lien		41,274		63,390		3,454		24,625		1,382
	Total home equity		$117,532		$144,221		$4,783		$79,523		$4,033

	Residential mortgage:
	Residential mortgage		$374,526		$413,583		$14,176		$345,206		$11,420
	Total residential mortgage		$374,526		$413,583		$14,176		$345,206		$11,420

	Other consumer:
	Other consumer		$2,657		$2,657		$213		$3,826		$126
	Total other consumer		$2,657		$2,657		$213		$3,826		$126

(1)	These tables do not include loans fully charged-off.
(2)	All automobile, home equity, residential mortgage, and other consumer impaired loans included in these tables are considered impaired due to their status as a TDR.
(3)	At December 31, 2013, $43,805 thousand of the $126,626 thousand C&I loans with an allowance recorded were considered impaired due to their status as a TDR. At December 31, 2012, $44,265 thousand of the $86,644 thousand C&I loans with an allowance recorded were considered impaired due to their status as a TDR.
(4)	At December 31, 2013, $24,805 thousand of the $187,836 thousand CRE loans with an allowance recorded were considered impaired due to their status as a TDR. At December 31, 2012, $31,605 thousand of the $193,413 thousand CRE loans with an allowance recorded were considered impaired due to their status as a TDR.
(5)	The differences between the ending balance and unpaid principal balance amounts represent partial charge-offs.
(6)	At December 31, 2013, $49,225 thousand of the $390,435 thousand residential mortgage loans with an allowance recorded were guaranteed by the U.S. government. At December 31, 2012, $28,695 thousand of the $374,526 thousand residential mortgage loans with an allowance recorded were guaranteed by the U.S. government.

TDR Loans

TDRs are modified loans where a concession was provided to a borrower experiencing financial difficulties. Loan modifications are considered TDRs when the concessions provided are not available to the borrower through either normal channels or other sources. However, not all loan modifications are TDRs.

The amount of interest that would have been recorded under the original terms for total accruing TDR loans was $43.9 million, $41.2 million, and $37.7 million for 2013, 2012, and 2011, respectively. The total amount of interest recorded to interest income for these loans was $35.7 million, $32.2 million, and $28.2 million for 2013, 2012, and 2011, respectively.

TDR Concession Types

The Company's standards relating to loan modifications consider, among other factors, minimum verified income requirements, cash flow analysis, and collateral valuations. Each potential loan modification is reviewed individually and the terms of the loan are modified to meet a borrower's specific circumstances at a point in time. All commercial TDRs are reviewed and approved by our SAD. The types of concessions provided to borrowers include:

  Interest rate reduction: A reduction of the stated interest rate to a nonmarket rate for the remaining original life of the debt.

  Amortization or maturity date change beyond what the collateral supports, including any of the following:

  Lengthens the amortization period of the amortized principal beyond market terms. This concession reduces the minimum monthly payment and increases the amount of the balloon payment at the end of the term of the loan. Principal is generally not forgiven.
  Reduces the amount of loan principal to be amortized and increases the amount of the balloon payment at the end of the term of the loan. This concession also reduces the minimum monthly payment. Principal is generally not forgiven.
  Extends the maturity date or dates of the debt beyond what the collateral supports. This concession generally applies to loans without a balloon payment at the end of the term of the loan.

  Chapter 7 bankruptcy: A bankruptcy court's discharge of a borrower's debt is considered a concession when the borrower does not reaffirm the discharged debt.

  Other: A concession that is not categorized as one of the concessions described above. These concessions include, but are not limited to: principal forgiveness, collateral concessions, covenant concessions, and reduction of accrued interest. Principal forgiveness may result from any TDR modification of any concession type. However, the aggregate amount of principal forgiven as a result of loans modified as TDRs during the years ended December 31, 2013 and 2012, was not significant.

Following is a description of TDRs by the different loan types:

Commercial loan TDRs – Commercial accruing TDRs often result from loans receiving a concession with terms that are not considered a market transaction to Huntington. The TDR remains in accruing status as long as the customer is less than 90-days past due on payments per the restructured loan terms and no loss is expected.

Commercial nonaccrual TDRs result from either: (1) an accruing commercial TDR being placed on nonaccrual status, or (2) a workout where an existing commercial NAL is restructured and a concession was given. At times, these workouts restructure the NAL so that two or more new notes are created. The primary note is underwritten based upon our normal underwriting standards and is sized so projected cash flows are sufficient to repay contractual principal and interest. The terms on the secondary note(s) vary by situation, and may include notes that defer principal and interest payments until after the primary note is repaid. Creating two or more notes often allows the borrower to continue a project or weather a temporary economic downturn and allows Huntington to right-size a loan based upon the current expectations for a borrower's or project's performance.

Our strategy involving TDR borrowers includes working with these borrowers to allow them to refinance elsewhere, as well as allow them time to improve their financial position and remain our customer through refinancing their notes according to market terms and conditions in the future.  A subsequent refinancing or modification of a loan may occur when either the loan matures according to the terms of the TDR-modified agreement or the borrower requests a change to the loan agreements. At that time, the loan is evaluated to determine if it is creditworthy. It is subjected to the normal underwriting standards and processes for other similar credit extensions, both new and existing. The refinanced note is evaluated to determine if it is considered a new loan or a continuation of the prior loan.  A new loan is considered for removal of the TDR designation, whereas a continuation of the prior note requires a continuation of the TDR designation.  In order for a TDR designation to be removed, the borrower must no longer be experiencing financial difficulties and the terms of the refinanced loan must not represent a concession.

Residential Mortgage loan TDRs – Residential mortgage TDRs represent loan modifications associated with traditional first-lien mortgage loans in which a concession has been provided to the borrower. The primary concessions given to residential mortgage borrowers are amortization or maturity date changes and interest rate reductions. Residential mortgages identified as TDRs involve borrowers unable to refinance their mortgages through the Company's normal mortgage origination channels or through other independent sources. Some, but not all, of the loans may be delinquent.

Automobile, Home Equity, and Other Consumer loan TDRs – The Company may make similar interest rate, term, and principal concessions as with residential mortgage loan TDRs.

TDR Impact on Credit Quality

Huntington's ALLL is largely determined by updated risk ratings assigned to commercial loans, updated borrower credit scores on consumer loans, and borrower delinquency history in both the commercial and consumer portfolios. These updated risk ratings and credit scores consider the default history of the borrower, including payment redefaults. As such, the provision for credit losses is impacted primarily by changes in borrower payment performance rather than the TDR classification. TDRs can be classified as either accrual or nonaccrual loans. Nonaccrual TDRs are included in NALs whereas accruing TDRs are excluded from NALs as it is probable that all contractual principal and interest due under the restructured terms will be collected.

Our TDRs may include multiple concessions and the disclosure classifications are presented based on the primary concession provided to the borrower. The majority of our concessions for the C&I and CRE portfolios are the extension of the maturity date coupled with an increase in the interest rate. In these instances, the primary concession is the maturity date extension.

TDR concessions may also result in the reduction of the ALLL within the C&I and CRE portfolios. This reduction is derived from payments and the resulting application of the reserve calculation within the ALLL.  The transaction reserve for non-TDR C&I and CRE loans is calculated based upon several estimated probability factors, such as PD and LGD, both of which were previously discussed.  Upon the occurrence of a TDR in our C&I and CRE portfolios, the reserve is measured based on discounted expected cash flows or collateral value, less anticipated selling costs, of the modified loan in accordance with ASC 310-10.  The resulting TDR ALLL calculation often results in a lower ALLL amount because (1) the discounted expected cash flows or collateral value, less anticipated selling costs, indicate a lower estimated loss, (2) if the modification includes a rate increase, the discounting of the cash flows on the modified loan, using the pre-modification interest rate, exceeds the carrying value of the loan, or (3) payments may occur as part of the modification. The ALLL for C&I and CRE loans may increase as a result of the modification, as the discounted cash flow analysis may indicate additional reserves are required.

TDR concessions on consumer loans may increase the ALLL.  The concessions made to these borrowers often include interest rate reductions, and therefore, the TDR ALLL calculation results in a greater ALLL compared with the non-TDR calculation as the reserve is measured based on the estimation of the discounted expected cash flows or collateral value, less anticipated selling costs, on the modified loan in accordance with ASC 310-10. The resulting TDR ALLL calculation often results in a higher ALLL amount because (1) the discounted expected cash flows or collateral value, less anticipated selling costs, indicate a higher estimated loss or, (2) due to the rate decrease, the discounting of the cash flows on the modified loan, using the pre-modification interest rate, indicates a reduction in the expected cash flows or collateral value, less anticipated selling costs. In certain instances, the ALLL may decrease as a result of payments made in connection with the modification.

Commercial loan TDRs – In instances where the bank substantiates that it will collect its outstanding balance in full, the note is considered for return to accrual status upon the borrower sustaining sufficient cash flows for a six-month period of time. This six-month period could extend before or after the restructure date. If a charge-off was taken as part of the restructuring, any interest or principal payments received on that note are applied to first reduce the bank's outstanding book balance and then to recoveries of charged-off principal, unpaid interest, and/or fee expenses while the TDR is in nonaccrual status.

Residential Mortgage, Automobile, Home Equity, and Other Consumer loan TDRs – Modified loans identified as TDRs are aggregated into pools for analysis. Cash flows and weighted average interest rates are used to calculate impairment at the pooled-loan level. Once the loans are aggregated into the pool, they continue to be classified as TDRs until contractually repaid or charged-off.

Residential mortgage loans not guaranteed by a U.S. government agency such as the FHA, VA, and the USDA, including TDR loans, are reported as accrual or nonaccrual based upon delinquency status. Nonaccrual TDRs are those that are greater than 150-days contractually past due. Loans guaranteed by U.S. government organizations continue to accrue interest upon delinquency.

The following table presents by class and by the reason for the modification the number of contracts, post-modification outstanding balance, and the financial effects of the modification for the years ended December 31, 2013 and 2012:

	New Troubled Debt Restructurings During The Year Ended(1)
	December 31, 2013			December 31, 2012
		Post-modification
		Outstanding			Post-modification
	Number of	Ending	Financial effects	Number of	Outstanding	Financial effects
(dollar amounts in thousands)	Contracts	Balance	of modification(2)	Contracts	Balance	of modification(2)

C&I - Owner occupied:(3)
Interest rate reduction	22	$6,601	$(466)	28	$10,501	$145
Amortization or maturity date change	64	15,662	(12)	95	23,337	660
Other	16	7,367	337	16	4,923	1,089
Total C&I - Owner occupied	102	$29,630	$(141)	139	$38,761	$1,894

C&I - Other commercial and industrial:(3)
Interest rate reduction	26	$75,447	$(1,040)	27	$7,436	$(2)
Amortization or maturity date change	120	53,340	1,295	141	76,814	(3,037)
Other	35	18,290	(1,163)	32	37,202	1,265
Total C&I - Other commercial and industrial	181	$147,077	$(908)	200	$121,452	$(1,774)

CRE - Retail properties:(3)
Interest rate reduction	4	$1,116	$(8)	9	$6,883	$957
Amortization or maturity date change	21	27,550	4,159	15	4,472	(25)
Other	12	19,842	(558)	3	1,680	(1)
Total CRE - Retail properties	37	$48,508	$3,593	27	$13,035	$931

CRE - Multi family:(3)
Interest rate reduction	10	$4,444	$7	11	$1,288	$(27)
Amortization or maturity date change	16	2,345	415	32	3,554	(1)
Other	5	8,085	(2)	7	7,961	668
Total CRE - Multi family	31	$14,874	$420	50	$12,803	$640

CRE - Office:(3)
Interest rate reduction	7	$6,504	$1,656	4	$4,155	$(236)
Amortization or maturity date change	16	12,388	91	12	40,152	4,199
Other	6	7,044	655	6	1,637	276
Total CRE - Office	29	$25,936	$2,402	22	$45,944	$4,239

CRE - Industrial and warehouse:(3)
Interest rate reduction	1	$2,682	$(476)	3	$7,470	$(296)
Amortization or maturity date change	9	4,069	(185)	16	34,613	(3,857)
Other	1	5,867	---	1	1,047	(30)
Total CRE - Industrial and Warehouse	11	$12,618	$(661)	20	$43,130	$(4,183)

CRE - Other commercial real estate:(3)
Interest rate reduction	19	$10,996	$96	10	$2,944	$(288)
Amortization or maturity date change	21	17,851	4,923	48	80,672	4,090
Other	13	9,735	(101)	6	10,030	(2,024)
Total CRE - Other commercial real estate	53	$38,582	$4,918	64	$93,646	$1,778

Automobile:(3)
Interest rate reduction	14	$106	$ ---	40	$368	$4
Amortization or maturity date change	1,659	9,420	(76)	1,910	13,186	(103)
Chapter 7 bankruptcy	1,313	7,748	301	2,104	12,423	1,866
Other	---	---	---	---	---	---
Total Automobile	2,986	$17,274	$225	4,054	$25,977	$1,767

Residential mortgage:(3)
Interest rate reduction	65	$11,662	$3	25	$8,795	$(40)
Amortization or maturity date change	442	58,344	384	482	65,336	1,394
Chapter 7 bankruptcy	458	39,813	1,345	583	45,193	4,854
Other	17	1,837	39	15	1,836	81
Total Residential mortgage	982	$111,656	$1,771	1,105	$121,160	$6,289

First-lien home equity:(3)
Interest rate reduction	134	$12,244	$1,149	222	$28,381	$4,424
Amortization or maturity date change	279	19,280	(1,084)	130	10,468	(49)
Chapter 7 bankruptcy	257	14,987	748	188	8,317	4,244
Other	---	---	---	---	---	---
Total First-lien home equity	670	$46,511	$813	540	$47,166	$8,619

Junior-lien home equity:(3)
Interest rate reduction	25	$1,179	$190	60	$3,023	$494
Amortization or maturity date change	1,491	55,389	(5,431)	390	15,040	(432)
Chapter 7 bankruptcy	1,564	15,303	33,623	1,241	13,347	18,564
Other	---	---	---	7	288	---
Total Junior-lien home equity	3,080	$71,871	$28,382	1,698	$31,698	$18,626

Other consumer:(3)
Interest rate reduction	5	$306	$48	14	$305	$32
Amortization or maturity date change	11	117	5	27	2,150	(111)
Chapter 7 bankruptcy	36	565	29	14	198	---
Other	---	---	---	---	---	---
Total Other consumer	52	$988	$82	55	$2,653	$(79)
Total new troubled debt restructurings	8,214	$565,525	$40,896	7,974	$597,425	$38,747

(1)		TDRs may include multiple concessions and the disclosure classifications are based on the primary concession provided to the borrower.
(2)		Amounts represent the financial impact via provision (recovery) for loan and lease losses as a result of the modification.
(3)		Post-modification balances approximate pre-modification balances. The aggregate amount of charge-offs as a result of a restructuring are not significant.

The following table presents TDRs that have redefaulted within one year of modification during the years ended December 31, 2013 and 2012:

	Troubled Debt Restructurings That Have Redefaulted
	Within One Year of Modification During The Year Ended
	December 31, 2013(1)			December 31, 2012(1)
(dollar amounts in thousands)	Number of	Ending		Number of	Ending
	Contracts	Balance		Contracts	Balance

C&I - Owner occupied:
Interest rate reduction	---	$	---	4		$1,390
Amortization or maturity date change	10		1,144	13		2,380
Other	7		1,221	---		---
Total C&I - Owner occupied	17		$2,365	17		$3,770

C&I - Other commercial and industrial:
Interest rate reduction	---	$	---	3		$401
Amortization or maturity date change	17		476	14		609
Other	---		---	3		387
Total C&I - Other commercial and industrial	17		$476	20		$1,397

CRE - Retail Properties:
Interest rate reduction	1		$302	---	$	---
Amortization or maturity date change	4		993	3		372
Other	1		186	---		---
Total CRE - Retail properties	6		$1,481	3		$372

CRE - Multi family:
Interest rate reduction	---	$	---	2		$1,236
Amortization or maturity date change	2		225	2		343
Other	---		---	---		---
Total CRE - Multi family	2		$225	4		$1,579

CRE - Office:
Interest rate reduction	---	$	---	---	$	---
Amortization or maturity date change	2		1,131	---		---
Other	---		---	---		---
Total CRE - Office	2		$1,131	---	$	---

CRE - Industrial and Warehouse:
Interest rate reduction	---	$	---	---	$	---
Amortization or maturity date change	1		361	1		413
Other	1		726	---		---
Total CRE - Industrial and Warehouse	2		$1,087	1		$413

CRE - Other commercial real estate:
Interest rate reduction	---	$	---	1		$898
Amortization or maturity date change	4		774	4		646
Other	1		5	---		---
Total CRE - Other commercial real estate	5		$779	5		$1,544

Automobile:
Interest rate reduction	1		$112	4	$	---
Amortization or maturity date change	37		380	132		69
Chapter 7 bankruptcy	137		617	34		149
Other	---		---	---		---
Total Automobile	175		$1,109	170		$218

Residential mortgage:
Interest rate reduction	4		$424	2		$61
Amortization or maturity date change	78		11,263	100		13,574
Chapter 7 bankruptcy	71		6,647	30		4,085
Other	2		418	7		804
Total Residential mortgage	155		$18,752	139		$18,524

First-lien home equity:
Interest rate reduction	1		$87	11		$932
Amortization or maturity date change	6		629	5		503
Chapter 7 bankruptcy	16		1,235	2		124
Other	---		---	---		---
Total First-lien home equity	23		$1,951	18		$1,559

Junior-lien home equity:
Interest rate reduction	1	$	---	2		$112
Amortization or maturity date change	9		478	3		99
Chapter 7 bankruptcy	40		718	7		30
Other	---		---	---		---
Total Junior-lien home equity	50		$1,196	12		$241

Other consumer:
Interest rate reduction	---	$	---	1	$	---
Amortization or maturity date change	---		---	3		---
Chapter 7 bankruptcy	3		96	---		---
Other	---		---	---		---
Total Other consumer	3		$96	4	$	---

Total troubled debt restructurings with subsequent redefault	457		$30,648	393		$29,617

(1)	Subsequent redefault is defined as a payment redefault within 12 months of the restructuring date. Payment redefault is defined as 90-days past due for any loan in any portfolio or class. Any loan in any portfolio may be considered to be in payment redefault prior to the guidelines noted above when collection of principal or interest is in doubt.

Pledged Loans and Leases

The Bank has access to the Federal Reserve's discount window and advances from the FHLB – Cincinnati. At December 31, 2013, these borrowings and advances are secured by $19.8 billion of loans.